ACCOUNTS RECEIVABLE	9 Months Ended
Jun. 30, 2019
Receivables [Abstract]
ACCOUNTS RECEIVABLE
4.	ACCOUNTS RECEIVABLE

Accounts receivable, net, is as follows:

	June 30,	September 30,
	2019	2018
Accounts receivable	$191,900	$65,100
Allowance for doubtful accounts	(8,500)	(1,800)
Accounts receivable, net	$183,400	$63,300